Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2015
Premises | Minimum
Premises and equipment disclosures
Useful life	40 years
Premises | Maximum
Premises and equipment disclosures
Useful life	67 years
Rented premises improvements | Maximum
Premises and equipment disclosures
Useful life	10 years
Other tangible fixed assets | Minimum
Premises and equipment disclosures
Useful life	3 years
Other tangible fixed assets | Maximum
Premises and equipment disclosures
Useful life	10 years
Capitalized software | Maximum
Premises and equipment disclosures
Useful life	7 years